PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Operations (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed statements of operations
General and administrative expenses	¥ (210,759,610)	$ (30,557,271)	¥ (256,160,262)	¥ (160,420,554)
Other general expense	461,597,460	66,925,340	99,886,003	3,000,000
Interest expense	(25,375,848)	(3,679,152)	(12,671,385)	(3,456,316)
Share of profit (losses) in subsidiaries, net	(1,598,301)	(231,732)	382,874	909,364
Net income(loss)	(415,066,472)	(60,178,982)	113,676,839	244,702,736
Other comprehensive loss, net of tax - Foreign currency translation adjustments	(11,361,872)	(1,647,317)	(6,497,403)	(19,714,207)
Comprehensive income/(loss) attributable to ordinary shareholders	(396,365,762)	(57,467,634)	113,732,510	241,630,184
Parent Company
Condensed statements of operations
General and administrative expenses	(6,740,255)	(977,245)	(18,917,120)	(9,967,834)
Other general expense	(13,944,926)	(2,021,824)
Interest income	1,924	279	173,316	8,173
Interest expense	(5,192,054)	(752,777)
Other income	22,765,816	3,300,733
Total net (losses) gains recognized	(76,105,482)	(11,034,258)	11,519,174	(11,392,623)
Share of profit (losses) in subsidiaries, net	(303,001,982)	(43,931,158)	124,662,880	282,696,675
Net income(loss)	(382,216,959)	(55,416,250)	117,438,250	261,344,391
Other comprehensive loss, net of tax - Foreign currency translation adjustments	(11,361,872)	(1,647,317)	(6,497,403)	(19,714,207)
Unrealized gains (losses) on available-for-sale investments	(2,786,931)	(404,067)	2,791,663
Comprehensive income/(loss) attributable to ordinary shareholders	¥ (396,365,762)	$ (57,467,634)	¥ 113,732,510	¥ 241,630,184